Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Financial Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Warrant liability, Beginning Balance	$ 232	$ 1,105
Unrealized Gain on warrants	(52)	(873)
Warrant liability, Ending Balance	$ 180	$ 232